DERIVATIVE LIABILITIES (Tables)	6 Months Ended
Mar. 31, 2019
Derivative Liabilities
Schedule of fair value financial assets and liabilities measured on recurring basis
	Level 1	Level 2	Level 3	Total
As of September 30, 2018:
Assets
None	$-	$-	$-	$-
Liabilities
Derivative liability	$-	$-	$--	$--

As of March 31, 2019:
Assets
None	$-	$-	$-	$-
Liabilities
Derivative liability	$-	$-	$27,180	$27,180

Schedule of derivative liabilities at fair value
Fair value as of September 30,2018	$--
Additions	--
Debt discount charged to derivative	36,000
Financing cost charged to derivative	18,954
Change in fair value	(27,774)
Fair value as of March 31, 2019	$27,180